COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

(10) COMMITMENTS AND CONTINGENCIES

Commitments

The Group has several operating leases, primarily for offices and employee dormitories. Payments under operating leases, including periodic rent escalation and rent holidays, are charged as expenses on a straight-line basis over the lease term.

In 2012, with the establishment of the Group's second customer service center in Hefei, the Group's subsidiary, eLong Information Technology (Hefei) Co., Ltd. ("eLong Hefei") signed ten-year lease agreements, effective from June 2012 through June 2022, with the owner of the customer service center building. Under these leases, the rent is free for the first two years, RMB1,905,734 for each of the next two years, RMB2,477,455 for each of the fifth to the seventh years and RMB2,858,602 for each of the eighth to the tenth years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including the free rental period. The lease agreements do not contain renewal terms.

In December 2013, the Group signed a supplemental lease agreement to extend the lease period of the Group's Beijing office for five years until 2018. Pursuant to the agreement, the Group paid RMB17,850,000 to the owner of the Group's Beijing office as rental prepayment for 2014 and 2015, of which RMB8,526,847 was recorded in "other current assets" and RMB9,323,153 was recorded in "other non-current assets" in the consolidated balance sheet as of December 31, 2013.

Future minimum lease payments under operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2013 are:

Minimum lease payments
2014	3,603,484
2015	4,534,964
2016	13,512,028
2017	13,002,765
2018	11,164,271
2019 and thereafter	9,711,305
Total	55,528,817

Rental expenses incurred under operating leases for the years ended December 31, 2011, 2012 and 2013 amounted to RMB14,006,416 , RMB18,941,363 and RMB20,847,571, respectively.

Contingencies

In 2013, a Group subsidiary filed a lawsuit against Beijing Qunar Software Technology Co., Ltd. ("Beijing Quna,") a subsidiary of the travel-search company Qunar Cayman Islands Limited, alleging breach of contract, and seeking total damages of approximately RMB151 million. Beijing Quna, has filed a counterclaim against the Group subsidiary seeking approximately RMB8.1 million for unpaid commission payments, which were recorded in the consolidated balance sheet as of December 31, 2013 in "accrued expense and other current liabilities." The case is currently pending before the Beijing First Intermediate Court. Management cannot predict the timing or ultimate outcome of litigation.

Guarantee

In connection with our air ticket service business, Beijing Air is required by the Civil Air Transport Association and the International Air Transport Association to provide guarantees for air tickets issued by various airlines. Beijing Air has entered into a series of guarantee arrangements with a third party company in the PRC (the "Guarantor"), under which the Guarantor guarantees the payment obligation for the air tickets issued by various airlines, and as a condition thereto: (i) Beijing Air deposited approximately RMB25 million and RMB35 million in the Guarantor's account as of December 31, 2012 and 2013, respectively, which was recorded in "other non-current assets" in the consolidated balance sheets; (ii) eLong Information deposited approximately RMB60 million and RMB102 million in an escrow bank account, which was included in "restricted cash" in the consolidated balance sheets as of December 31, 2012 and 2013, respectively; and (iii) Beijing Information and Beijing Media, as shareholders of Beijing Air, have provided counter-guarantees to the Guarantor. As of December 31, 2012 and 2013, the amounts under these guarantee arrangements were approximately RMB107 million and RMB164 million, respectively. Based on historical experience and information currently available, the Group does not believe that it is probable that the Group will be required to pay any amount under these guarantee arrangements. Therefore, the Group has not recorded any liability in connection with these guarantee arrangements.